Financial Obligations	12 Months Ended
Dec. 31, 2012
Financial Obligations
Financial Obligations

(16)              Financial Obligations

In July 2011, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets.

In November 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 (US$16,528) to a related party controlled by Yingli Group for cash consideration of RMB 99,000 (US$15,891) and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971 (US$637), which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets.

As of December 31, 2011 and 2012, the gross amount of the equipment and related depreciation recorded under capital lease were as follows:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Equipment	95,034	196,301	31,508
Less: accumulated depreciation	(3,205)	(13,595)	(2,182)
Net Value	91,829	182,706	29,326

As of December 31, 2012, future minimum payments required under non-cancellable sale-leaseback are:

Year ended December 31,	RMB	US$
2013	34,314	5,508
2014	34,363	5,516
2015	33,937	5,447
2016	28,270	4,538
2017	11,412	1,832
Thereafter	105,179	16,882
Total minimum lease payments	247,475	39,723
Less: Amount representing interest	79,836	12,815
Present value of net minimum lease payments	167,639	26,908
Current portion	22,485	3,609
Non-current portion	145,154	23,299